Subsequent events (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			1 Months Ended				2 Months Ended		12 Months Ended
	Oct. 13, 2022 EUR (€)	Oct. 13, 2022 USD ($) $ / shares	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Jan. 31, 2023 USD ($)	Dec. 31, 2022 $ / shares	Oct. 13, 2022 € / shares
Subsequent events
Proceeds from issuance of shares	€ 4,600	$ 4.4							€ 5,429		€ 26,600	$ 32.0
Increase in shares issued (in shares)											2,190,711	2,190,711
Offering price (in currency per share) | (per share)		$ 3.44													€ 3.60
Face value | €					€ 525				525		€ 21,244
Anzu Note, due January 2028
Subsequent events
Face value			€ 3,000				€ 3,000						$ 3.2
Nominal interest rate			3.00%				3.00%						3.00%
Anzu
Subsequent events
Proceeds from issuance of shares					€ 800	$ 0.9	€ 1,700	$ 1.8	€ 1,700	$ 1.8
Increase in shares issued (in shares)					828,943	828,943			828,943	828,943
Offering price (in currency per share) | (per share)					€ 2.04				€ 2.04					$ 2.16
Share transaction | Anzu
Subsequent events
Proceeds from issuance of shares			€ 900	$ 0.9
Entering into significant commitments | Anzu Note, due January 2028
Subsequent events
Face value			€ 3,000				€ 3,000						$ 3.2
Nominal interest rate			3.00%				3.00%						3.00%